Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies Related to the Grant of Certain Equity Awards
Holdings does not currently grant new awards of stock options, stock appreciation rights, or similar option-like equity awards. Accordingly, Holdings has no specific policy or practice on the timing of grants of such awards in relation to the disclosure of material non-public
information by Holdings, which would require disclosure under Item 402(x) of Regulation
S-K.
In the event Holdings determines to grant new awards of stock options or similar equity awards in the future, the Compensation and Talent Committee will evaluate the appropriate steps to take in relation to the foregoing. Holdings has not timed the release of material non-public
information for purposes of affecting the value of executive compensation.

Award Timing Method	Accordingly, Holdings has no specific policy or practice on the timing of grants of such awards in relation to the disclosure of material non-public
information by Holdings, which would require disclosure under Item 402(x) of Regulation
S-K.
In the event Holdings determines to grant new awards of stock options or similar equity awards in the future, the Compensation and Talent Committee will evaluate the appropriate steps to take in relation to the foregoing.
MNPI Disclosure Timed for Compensation Value	false